Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) - Standarized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure (Parentheticals)
12 Months Ended
Dec. 31, 2015
Standarized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Abstract]
Annual discount	10.00%